Employee Retirement and Profit Sharing Plans - Fair Values by Category of Inputs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	$ 9,819	$ 7,710	$ 6,169
Other Investments Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	9,819	7,710
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	9,819	7,710	6,169
Level 3 [Member] | Other Investments Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	$ 9,819	$ 7,710